Acquisition	6 Months Ended
Sep. 30, 2012
Acquisition [Abstract]
ACQUISITION

5)        ACQUISITION

On June 14, 2012, the Company entered into the Assignment and Share Transfer Agreement PGG concerning the assignment of Representation Agreement entered between PGG and Enviro and the purchase of 100% of the issued and outstanding common shares of PGT Limited in exchange for an aggregate of 5,000,000 shares of common stock as well as a $5,000,000 promissory note (the “Promissory Note”).

For the purpose of preparing the unaudited consolidated financial statements, it is assumed that the Promissory Note will be repaid with the income earned under the terms of Representation Agreement and the Promissory Notes have been discounted at market rate of 7.9% to arrive the net present value of the Promissory Note of $4,003,255 as at June 14, 2012.

In connection with the reverse takeover described in Note 1 and prior to the acquisition, PGT Inc. had no business and did not meet the definition of a business under ASC 805 “Accounting for Business Combinations”.  Accordingly, the reverse takeover of PGT Inc. by PGT Limited has been accounted for as a capital transaction, in respect of which the net assets of PGT Inc. on June 14, 2012 were accounted for as recapitalization of PGT Limited.  A breakdown of PGT Inc.’s net assets as at June 14, 2012 is as follows:

Cash	$1,430
Less: Accounts payable and accrued liabilities	(123,536)
Less: Due to related parties	(526,020)
Less: Promissory note in connection with the RTO	(4,003,255)
Net liabilities acquired	$(4,651,381)